CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income
Loans and leases, including fees	$ 447,187	$ 280,111	$ 262,703
Investment securities
Taxable	79,076	50,568	43,103
Tax-exempt	13,428	5,918	4,535
Total interest on investment securities	92,504	56,486	47,638
Other earning assets	691	(3,524)	(4,391)
Total interest income	540,382	333,073	305,950
Interest expense
Deposits	56,962	35,182	22,613
Short-term borrowings	18,033	8,193	4,506
Long-term borrowings	16,152	6,153	6,160
Total interest expense	91,147	49,528	33,279
Net interest income	449,235	283,545	272,671
Provision for loan and lease losses	14,586	3,582	10,140
Net interest income after provision for loan and lease losses	434,649	279,963	262,531
Noninterest income
Service charges on deposit accounts	35,108	19,775	18,933
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	15,082	14,073	13,200
Bankcard income	20,245	13,298	12,132
Client derivative fees	7,682	6,418	4,570
Net gain from sales of loans	6,071	5,169	6,804
Net gain (loss) on sales of investment securities	(161)	1,649	234
Other	19,355	15,760	13,728
Total noninterest income	103,382	76,142	69,601
Noninterest expenses
Salaries and employee benefits	188,990	137,240	128,549
Net occupancy	24,215	17,397	18,329
Furniture and equipment	14,908	8,443	8,663
Data processing	28,077	14,022	11,406
Marketing	7,598	3,201	3,965
Communication	3,167	1,819	1,889
Professional services	12,272	15,023	6,303
State intangible tax	4,152	2,655	2,034
FDIC assessments	3,969	3,944	4,293
Loss (gain) - other real estate owned	373	642	(1,212)
Other	36,089	35,556	17,182
Total noninterest expenses	323,810	239,942	201,401
Income before income taxes	214,221	116,163	130,731
Income tax expense	41,626	19,376	42,205
Net income	$ 172,595	$ 96,787	$ 88,526
Earnings per common share
Basic	$ 1.95	$ 1.57	$ 1.45
Diluted	$ 1.93	$ 1.56	$ 1.43
Average common shares outstanding - basic	88,582,090	61,529,460	61,206,093
Average common shares outstanding - diluted	89,614,205	62,171,590	61,985,422